Summary of Significant Accounting Policies (Details Textual) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		138 Months Ended	147 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Sep. 30, 2013
Accrued Warranty Expense	$ 65,000		$ 65,000					$ 65,000
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount			34,958,000		18,697,000	15,133,000
Restricted cash					0	49,979	0
Allowance for Doubtful Accounts					30,032	0	30,032
Depreciation and amortization			633,535	749,155	1,009,140	1,279,590	4,398,494	5,032,029
Research and Development Expense	658,880	722,352	2,367,014	2,723,129	4,595,830	6,242,855	22,597,640	28,128,813
French Government [Member]
Research and Development Expense					$ 279,688	$ 303,233